UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nexus Investment Management Inc.

Address:   120 Adelaide Street West, Suite 1010
           Toronto, Ontario
           Canada  M5H 1T1


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Denys Calvin
Title:  Vice President
Phone:  (416) 360-0580 x.224

Signature,  Place,  and  Date  of  Signing:

/s/ R. Denys Calvin                Toronto, Ontario                   11/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      246,817
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------- ----------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION COM               060505104      459   27,100 SH       SOLE                   X      0    0
BANK NOVA SCOTIA HALIFAX    COM               064149107   16,829  368,705 SH       SOLE                   X      0    0
BCE INC                     COM NEW           05534B760      616   25,007 SH       SOLE                   X      0    0
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH    112585104      516   22,671 SH       SOLE                   X      0    0
CAE INC                     COM               124765108    6,133  725,600 SH       SOLE                   X      0    0
CANADIAN NAT RES LTD        COM               136385101      344    5,100 SH       SOLE                   X      0    0
CHEVRON CORP NEW            COM               166764100      289    4,100 SH       SOLE                   X      0    0
CISCO SYS INC               COM               17275R102    7,118  301,975 SH       SOLE                   X      0    0
COVIDIEN PLC                SHS               G2554F105    6,851  158,156 SH       SOLE                   X      0    0
CVS CAREMARK CORPORATION    COM               126650100    7,432  207,650 SH       SOLE                   X      0    0
DANAHER CORP DEL            COM               235851102    1,220   18,100 SH       SOLE                   X      0    0
DAVITA INC                  COM               23918K108    6,324  111,500 SH       SOLE                   X      0    0
EDWARDS LIFESCIENCES CORP   COM               28176E108    7,202  102,875 SH       SOLE                   X      0    0
ENBRIDGE INC                COM               29250N105   13,905  358,148 SH       SOLE                   X      0    0
ENCANA CORP                 COM               292505104    9,687  167,293 SH       SOLE                   X      0    0
FAIRFAX FINL HLDGS LTD      SUB VTG           303901102      743    2,000 SH       SOLE                   X      0    0
FORD MTR CO DEL             COM PAR $0.01     345370860      361   50,000 SH       SOLE                   X      0    0
GILEAD SCIENCES INC         COM               375558103      237    5,100 SH       SOLE                   X      0    0
HEWLETT PACKARD CO          COM               428236103      577   12,200 SH       SOLE                   X      0    0
IESI BFC LTD                COM               44951D108    8,005  617,475 SH       SOLE                   X      0    0
IMPERIAL OIL LTD            COM NEW           453038408      236    6,200 SH       SOLE                   X      0    0
JPMORGAN CHASE & CO         COM               46625H100      421    9,600 SH       SOLE                   X      0    0
LINCARE HLDGS INC           COM               532791100    5,208  166,425 SH       SOLE                   X      0    0
MANULIFE FINL CORP          COM               56501R106   10,266  488,526 SH       SOLE                   X      0    0
NASH FINCH CO               COM               631158102      438   16,000 SH       SOLE                   X      0    0
NEXEN INC                   COM               65334H102    1,034   45,480 SH       SOLE                   X      0    0
OPEN TEXT CORP              COM               683715106      656   17,500 SH       SOLE                   X      0    0
PFIZER INC                  COM               717081103    5,477  330,450 SH       SOLE                   X      0    0
PIONEER NAT RES CO          COM               723787107      200    5,500 SH       SOLE                   X      0    0
PRICE T ROWE GROUP INC      COM               74144T108    1,245   27,200 SH       SOLE                   X      0    0
RESEARCH IN MOTION LTD      COM               760975102    7,687  113,710 SH       SOLE                   X      0    0
ROGERS COMMUNICATIONS INC   CL B              775109200   10,550  373,661 SH       SOLE                   X      0    0
ROYAL BK CDA MONTREAL QUE   COM               780087102   19,855  369,398 SH       SOLE                   X      0    0
SUN LIFE FINL INC           COM               866796105      404   12,899 SH       SOLE                   X      0    0
SUNCOR ENERGY INC NEW       COM ADDED         867224107   15,724  450,142 SH       SOLE                   X      0    0
TALISMAN ENERGY INC         COM               87425E103   10,269  590,200 SH       SOLE                   X      0    0
TECK RESOURCES LTD          CL B              878742204      978   35,500 SH       SOLE                   X      0    0
TELUS CORP NON-VTG          SHS               87971M202    9,212  296,101 SH       SOLE                   X      0    0
SMUCKER J M CO              COM NEW           832696405    6,340  119,425 SH       SOLE                   X      0    0
THOMSON REUTERS CORP        COM               884903105    7,261  216,550 SH       SOLE                   X      0    0
TIM HORTONS INC             COM               88706M103      283   10,000 SH       SOLE                   X      0    0
TORONTO DOMINION BK ONT     COM NEW           891160509   21,988  339,968 SH       SOLE                   X      0    0
TRANSCANADA CORP            COM               89353D107    9,265  297,260 SH       SOLE                   X      0    0
WALTER ENERGY INC           COM               93317Q105    6,213  103,305 SH       SOLE                   X      0    0
WELLS FARGO & CO NEW        COM               949746101      759   26,900 SH       SOLE                   X      0    0
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